Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of ordinary share - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income (loss)	$ (660,449)	$ (4,282,755)	$ (7,630,430)	$ 17,670,840
Denominator:
Basic and diluted weighted average ordinary shares outstanding	34,502,500	34,502,500	15,549,710	34,502,500
Basic and diluted net income (loss) per ordinary share	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income (loss)	$ (165,100)	$ (1,070,611)	$ (3,928,444)	$ 4,417,390
Denominator:
Basic and diluted weighted average ordinary shares outstanding	8,625,000	8,625,000	8,005,601	8,625,000
Basic and diluted net income (loss) per ordinary share	$ (0.02)	$ (0.12)	$ (0.49)	$ 0.51	$ (0.35)